Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 AUD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 AUD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 AUD ($)
Asbestos Net Liability [Roll Forward]
Change in claims handling cost estimate	$ (8.5)		$ (1.2)		$ (0.6)
Net Unfunded AFFA Liability, net of tax
Asbestos Net Liability [Roll Forward]
Net Unfunded AFFA liability, net of tax, Beginning Balance	(358.7)
Asbestos claims paid	0.0
Payment received in accordance with AFFA	91.8
AICF claims-handling costs incurred (paid)	0.0
AICF operating costs paid - non claims-handling	(1.6)
Change in actuarial estimate	(145.0)
Change in claims handling cost estimate	(8.5)
Impact on deferred income tax due to change in actuarial estimate	46.0
Insurance recoveries	0.0
Movement in income tax payable	(40.3)
Other movements	7.6
Effect of foreign exchange	9.7
Net Unfunded AFFA liability, net of tax, Ending Balance	(399.0)		(358.7)
Deferred Tax Assets
Asbestos Net Liability [Roll Forward]
Asbestos, deferred tax assets, beginning balance	294.0		298.6
Impact on deferred income tax due to change in actuarial estimate	46.0
Movement in income tax payable	(39.5)
Other movements	(2.6)
Effect of foreign exchange	(8.5)
Asbestos, deferred tax assets, beginning balance	294.0		298.6
Income Tax Payable
Asbestos Net Liability [Roll Forward]
Asbestos, income tax payable, beginning balance	40.7
Movement in income tax payable	(0.8)
Other movements	0.4
Effect of foreign exchange	(0.8)
Asbestos, income tax payable, ending balance	39.5		40.7
Net Unfunded AFFA Liability
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	(698.0)
Payment received in accordance with AFFA	91.8
AICF operating costs paid - non claims-handling	(1.6)
Change in actuarial estimate	(145.0)
Change in claims handling cost estimate	(8.5)
Other movements	9.8
Effect of foreign exchange	19.0
Asbestos net liability, ending balance	(732.5)		(698.0)
Asbestos Liability
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	(977.1)
Asbestos claims paid	114.8
AICF claims-handling costs incurred (paid)	1.2
Change in actuarial estimate	(148.1)
Change in claims handling cost estimate	(8.5)
Effect of foreign exchange	28.0
Asbestos net liability, ending balance	(989.7)		(977.1)
Insurance Receivables
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	35.0
Change in actuarial estimate	3.1
Insurance recoveries	(5.6)
Effect of foreign exchange	(1.0)
Asbestos net liability, ending balance	31.5		35.0
Restricted Cash and Investments
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	244.7
Asbestos claims paid	(114.8)
Payment received in accordance with AFFA	91.8	$ 137.5	109.6	$ 158.8	$ 248.5	$ 328.2
AICF claims-handling costs incurred (paid)	(1.2)
AICF operating costs paid - non claims-handling	(1.6)
Insurance recoveries	5.6
Other movements	9.1
Effect of foreign exchange	(9.4)
Asbestos net liability, ending balance	224.2		244.7
Other Assets and Liabilities
Asbestos Net Liability [Roll Forward]
Asbestos, net liability, beginning balance	(0.6)
Other movements	0.7
Effect of foreign exchange	1.4
Asbestos net liability, ending balance	$ 1.5		$ (0.6)